CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total net revenues	$ 304,938,765	$ 329,479,916	$ 199,015,036
Total cost of revenue	(246,299,626)	(257,431,074)	(140,153,462)
Gross profit	58,639,139	72,048,842	58,861,574
Operating expenses:
Fulfillment expenses	(14,398,579)	(16,956,520)	(13,096,731)
Sales and marketing expenses	(45,753,811)	(40,205,943)	(27,461,813)
General and administrative expenses	(11,036,905)	(8,496,574)	(9,068,864)
Research and development expenses	(1,105,535)	(1,808,422)	(1,669,323)
Other operating income		34,761
Total operating expenses	72,294,830	67,432,698	51,296,731
Operating income/(loss)	(13,655,691)	4,616,144	7,564,843
Finance expense, net	(2,615,282)	(2,513,847)	(925,543)
Foreign exchange (loss)/gain, net	979,103	(392,955)	(306,730)
Other income, net	1,800,214	475,195	234,421
Income/(loss) before income tax expenses	(13,491,656)	2,184,537	6,566,991
Income tax (expenses)/benefits	6,504	(249,639)	(417,124)
Net Income/(loss)	(13,485,152)	1,934,898	6,149,867
Less: Net income/(loss) attributable to the non-controlling interest shareholders and redeemable non-controlling interest shareholders	(186,240)	(361,657)	25,877
Net income/(loss) attributable to ECMOHO Limited	(13,298,912)	2,296,555	6,123,990
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,022,461)	(3,038,407)
Less: Accretion to redemption value of redeemable non-controlling interests		(311,757)	(129,896)
Less: Extinguishment of convertible redeemable preferred shares			(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	(13,298,912)	962,337	(21,807,558)
Net income/(loss)	(13,485,152)	1,934,898	6,149,867
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	6,360,165	(887,407)	(681,407)
Less: Comprehensive income/(loss) attributable to noncontrolling interests	(128,338)	(404,798)	14,543
Comprehensive income/(loss) attributable to ECMOHO Limited	$ (6,996,649)	$ 1,452,289	$ 5,453,917
Net (loss)/earnings per share attributable to ECMOHO Limited’s ordinary shareholders
—basic	$ (0.10)	$ 0.01	$ (0.26)
—diluted	$ (0.10)	$ 0.01	$ (0.26)
Weighted average number of Ordinary Shares
—basic	139,619,496	98,104,216	84,970,000
—diluted	139,619,496	115,644,864	84,970,000
Products Sales
Total net revenues	$ 300,155,525	$ 302,098,523	$ 176,097,737
Total cost of revenue	(242,728,053)	(242,972,621)	(128,845,948)
Services
Total net revenues	4,783,240	27,381,393	22,917,299
Total cost of revenue	$ (3,571,573)	(14,458,453)	(11,307,514)
Round A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value			(1,018,493)
Round B Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value			(1,574,737)
Series A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value		$ (1,022,461)	$ (445,177)